INCOME TAXES (Details 2 - Income Tax Expense Table) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Current Federal Tax Expense (Benefit)			$ 14,777	$ 13,899
Current State and Local Tax Expense (Benefit)			(588)	4,327
Current Federal, State and Local, Tax Expense (Benefit)			14,189	18,226
Deferred Federal Income Tax Expense (Benefit)			4,361	(2,672)
Deferred State and Local Income Tax Expense (Benefit)			6,689	6,604
Deferred Federal, State and Local, Tax Expense (Benefit)			11,050	3,932
Income Tax Expense (Benefit)	$ (1,278)	$ (3,087)	$ 25,239	$ 22,158